STOCK-BASED COMPENSATION (Transactions During Fiscal 2019-Restricted Share Awards) (Details) - Restricted Share Award [Member] - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted share awards outstanding at June 27, 2018, number of restricted share awards	1.0
Granted, number of restricted share awards	0.3
Vested, number of restricted share awards	(0.2)
Forfeited, number of restricted share awards	(0.1)
Restricted share awards outstanding at June 26, 2019, number of restricted share awards	1.0	1.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Restricted share awards outstanding at June 27, 2018, weighted average fair value per award	$ 39.80
Granted, weighted average fair value per award	43.51
Vested, weighted average fair value per award	46.53
Forfeited, weighted average fair value per award	38.08
Restricted share awards outstanding at June 26, 2019, weighted average fair value per award	$ 39.48	$ 39.80
Unrecognized compensation expense	$ 8.6
Period of recognition for unrecognized stock-based compensation costs, in years	1 year 9 months 18 days
Fair value of shares that vested during period	$ 8.6	$ 4.3	$ 12.8